10A. Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
Intangible assets, net
	2015	2014
	RMB’000	RMB’000

Software	591	-

	591	-

Less: Accumulated depreciation	(83)	-

	508	-

Amortization expense
	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Amortization expenses	83	-	-

ZHEJIANG TIANLAN
Intangible assets, net
	2015	2014
	RMB’000	RMB’000

Patents	2,400	2,400
Others	165	165

	2,565	2,565

Less: Accumulated amortisation	(1,017)	(824)

	1,548	1,741

Amortization expense
	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Amortisation expense	193	239	395